Stock-Based Compensation	12 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2025	2024	2023
Liability Awards	$2.7	$17.3	$2.7
Equity Awards	23.0	28.2	15.7
Total stock-based compensation expense	$25.7	$45.5	$18.4
As of 31 March 2025, the unrecorded future stock-based compensation expense related to outstanding equity awards was US$35.9 million and will be recognized over an estimated weighted average amortization period of 1.8 years.
2001 Equity Incentive Plan
Under the Company’s 2001 Equity Incentive Plan (the “2001 Plan”), which was amended and restated in August 2021 and approved by shareholders, the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units.
Long-Term Incentive Plan 2006
The Company’s shareholders approved the establishment of a Long-Term Incentive Plan in 2006 (the “LTIP”) to provide incentives to certain members of senior management (“Executives”). The Company determines the conditions or restrictions of any awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Currently, the plan only allows for RSUs to be granted under the LTIP.
The following summarizes the Company’s shares available for grant as options, RSUs or other equity instruments under the LTIP and 2001 Plan:

Shares Available for Grant
Balance at 31 March 2023	18,948,803
Granted	(1,169,733)
Balance at 31 March 2024	17,779,070
Granted	(1,175,352)
Balance at 31 March 2025	16,603,718
Stock Options
The following summarizes the Company’s stock options activity during the noted period:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price (A$)
Balance at 31 March 2023	269,221	33.05
Granted	—	—
Balance at 31 March 2024	269,221	33.05
Granted	—	—
Balance at 31 March 2025	269,221	33.05
Options exercisable at 31 March 2025	—	—
Stock options vest on the third anniversary of the date of grant provided continuous employment at the applicable vesting date. Vested stock options can be exercised for shares for the exercise price at any time up to the end of the contractual term. As of 31 March 2025, the weighted-average remaining contractual term is 2.6 years and the aggregate intrinsic value is A$1.5 million.
RSUs
The Company estimates the fair value of RSUs on the date of grant and recognizes this estimated fair value as compensation expense over the periods in which the RSU vests.
The following summarizes the Company’s RSU activity:

(Units)	Service Vesting (2001 Plan)	Performance Vesting (LTIP)	Market Conditions (LTIP)	Total	Weighted Average Fair Value at Grant Date (A$)
Outstanding at 31 March 2023	1,136,526	372,029	870,044	2,378,599	26.97
Granted	533,278	176,624	459,831	1,169,733	43.20
Vested	(373,440)	(90,452)	(42,581)	(506,473)	30.88
Forfeited	(68,712)	(13,299)	(173,643)	(255,654)	25.63
Outstanding at 31 March 2024	1,227,652	444,902	1,113,651	2,786,205	33.36
Granted	527,577	250,826	396,949	1,175,352	45.57
Vested	(532,445)	(104,434)	(1,490)	(638,369)	35.86
Forfeited	(121,585)	(5,609)	(322,022)	(449,216)	28.64
Outstanding at 31 March 2025	1,101,199	585,685	1,187,088	2,873,972	38.64
The following includes the assumptions used to fair value the RSU grants (market condition):

Vesting Condition:	Market	Market
	FY25	FY24
Date of grant	17-Aug-24	1-Sep-23
Dividend yield (per annum)	—%	—%
Expected volatility	37.9%	35.4%
Risk free interest rate	3.9%	4.6%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	51.99	46.72
Number of restricted stock units	396,949	451,945
The following presents the total fair value of all of our restricted stock units vested:

	Years ended 31 March
(Millions of US dollars)	2025	2024	2023
Total fair value vested	$22.3	$16.1	$18.4
Scorecard LTI – CSUs
Under the terms of the LTIP, the Company grants scorecard LTI CSUs to executives and the vesting of awards is based on the individual’s performance measured over a three year period against certain performance targets. These awards provide recipients a cash incentive based on an average 20 trading-day closing price of JHI plc’s common stock price and each executive’s scorecard rating.
The following represents the activity related to the CSUs:

	FY25	FY24
Granted	500,610	529,875
Vested	232,420	177,955
Cancelled	88,382	125,144
For the fiscal years ending 31 March 2025, 2024 and 2023, US$7.9 million, US$5.1 million and US$5.9 million, respectively, was paid in cash upon vesting of CSU units.